Fixed Assets, Net	12 Months Ended
Dec. 31, 2013
Fixed Assets, Net [Abstract]
Fixed Assets, Net
Note 4 - Fixed Assets, Net

	December 31
	2013	2012
Machinery and equipment	40,347	36,424
Leasehold improvements	9,321	8,558
Motor vehicles	114	102
Office furniture and equipment	1,653	1,530

Fixed assets	51,435	46,614

Accumulated depreciation	(41,327)	(37,539)

Fixed assets less accumulated depreciation	10,108	9,075

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 were $1,739, $1,772 and $2,091 respectively.